Quarterly Holdings Report
for
Fidelity® Series Large Cap Stock Fund
September 30, 2024
MHT-NPRT1-1124
1.951037.111
Common Stocks - 97.3%
	Shares	Value ($)
BELGIUM - 0.8%
Health Care - 0.8%
Pharmaceuticals - 0.8%
UCB SA	879,200	158,546,401
BRAZIL - 0.1%
Industrials - 0.1%
Aerospace & Defense - 0.1%
Embraer SA ADR (a)(g)	584,400	20,670,228
CANADA - 1.9%
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Imperial Oil Ltd	3,121,200	219,588,288
MEG Energy Corp	2,649,850	49,785,714
		269,374,002
Industrials - 0.2%
Aerospace & Defense - 0.2%
Bombardier Inc Class B (a)	526,900	40,092,631
Materials - 0.3%
Metals & Mining - 0.3%
Ivanhoe Mine Ltd Class A (a)	4,074,100	60,609,185
TOTAL CANADA		370,075,818
FRANCE - 0.5%
Consumer Staples - 0.1%
Beverages - 0.1%
Pernod Ricard SA	143,600	21,675,435
Industrials - 0.4%
Aerospace & Defense - 0.4%
Airbus SE	474,200	69,402,174
Information Technology - 0.0%
Software - 0.0%
Dassault Systemes SE	221,700	8,806,099
TOTAL FRANCE		99,883,708
GERMANY - 1.0%
Information Technology - 1.0%
Software - 1.0%
SAP SE ADR	895,746	205,215,409
GHANA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Kosmos Energy Ltd (a)	4,100,355	16,524,431
INDIA - 0.0%
Financials - 0.0%
Banks - 0.0%
HDFC Bank Ltd ADR	62,300	3,897,487
ITALY - 0.1%
Consumer Staples - 0.0%
Beverages - 0.0%
Davide Campari-Milano NV	473,600	4,006,628
Industrials - 0.1%
Passenger Airlines - 0.1%
Ryanair Holdings PLC ADR	283,500	12,808,530
TOTAL ITALY		16,815,158
KOREA (SOUTH) - 0.1%
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co Ltd	553,130	25,790,759
NETHERLANDS - 0.8%
Communication Services - 0.4%
Entertainment - 0.4%
Universal Music Group NV	2,806,081	73,410,509
Health Care - 0.3%
Biotechnology - 0.1%
Argenx SE ADR (a)	24,200	13,118,336
Merus NV (a)	203,100	10,146,876
		23,265,212
Health Care Equipment & Supplies - 0.2%
Koninklijke Philips NV depository receipt	798,894	26,139,812
TOTAL HEALTH CARE		49,405,024

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
ASML Holding NV depository receipt	17,900	14,915,175
BE Semiconductor Industries NV	140,462	17,754,142
		32,669,317
TOTAL NETHERLANDS		155,484,850
PORTUGAL - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Galp Energia SGPS SA	1,904,500	35,615,902
SPAIN - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Cellnex Telecom SA (b)(c)	856,200	34,712,749
SWITZERLAND - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Galderma Group AG (a)	253,510	23,543,317
TAIWAN - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Taiwan Semiconductor Manufacturing Co Ltd ADR	469,700	81,572,799
UNITED KINGDOM - 0.7%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
JD Sports Fashion PLC	11,479,720	23,643,304
Consumer Staples - 0.3%
Beverages - 0.3%
Diageo PLC ADR	394,900	55,420,266
Tobacco - 0.0%
British American Tobacco PLC ADR	261,700	9,572,986
TOTAL CONSUMER STAPLES		64,993,252

Financials - 0.0%
Capital Markets - 0.0%
3i Group PLC	219,700	9,732,380
Industrials - 0.2%
Aerospace & Defense - 0.2%
Rolls-Royce Holdings PLC (a)	4,357,000	30,836,636
Information Technology - 0.1%
Software - 0.1%
Sage Group PLC/The	1,188,000	16,272,099
TOTAL UNITED KINGDOM		145,477,671
UNITED STATES - 89.3%
Communication Services - 9.4%
Entertainment - 0.5%
Walt Disney Co/The	934,993	89,936,977
Interactive Media & Services - 7.1%
Alphabet Inc Class A	2,192,725	363,663,442
Alphabet Inc Class C	1,918,260	320,713,889
Match Group Inc (a)(g)	1,229,300	46,516,711
Meta Platforms Inc Class A (g)	1,097,800	628,424,632
Snap Inc Class A (a)	4,531,898	48,491,309
		1,407,809,983
Media - 1.8%
Charter Communications Inc Class A (a)	29,300	9,495,544
Comcast Corp Class A	7,055,642	294,714,166
Interpublic Group of Cos Inc/The (g)	1,421,470	44,961,096
		349,170,806
TOTAL COMMUNICATION SERVICES		1,846,917,766

Consumer Discretionary - 3.1%
Automobiles - 0.0%
Rivian Automotive Inc Class A (a)	924,800	10,376,256
Broadline Retail - 0.0%
Amazon.com Inc (a)	85,900	16,005,747
Hotels, Restaurants & Leisure - 1.7%
Booking Holdings Inc	48,637	204,864,880
Expedia Group Inc Class A (a)	181,500	26,865,630
Marriott International Inc/MD Class A1	234,900	58,396,140
Starbucks Corp	364,400	35,525,356
		325,652,006
Household Durables - 0.3%
Mohawk Industries Inc (a)(g)	284,389	45,695,625
Whirlpool Corp	114,363	12,236,841
		57,932,466
Specialty Retail - 1.0%
Lowe's Cos Inc	616,107	166,872,581
RH (a)	60,900	20,366,787
		187,239,368
Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc Class B	201,800	17,839,120
TOTAL CONSUMER DISCRETIONARY		615,044,963

Consumer Staples - 4.8%
Beverages - 1.6%
Coca-Cola Co/The	2,204,695	158,429,383
Keurig Dr Pepper Inc	3,873,700	145,186,276
Monster Beverage Corp (a)	198,400	10,350,528
		313,966,187
Consumer Staples Distribution & Retail - 1.4%
Performance Food Group Co (a)	399,700	31,324,489
Sysco Corp	1,048,800	81,869,328
Target Corp	312,300	48,675,078
US Foods Holding Corp (a)	475,600	29,249,400
Walmart Inc (g)	1,096,100	88,510,075
		279,628,370
Food Products - 0.1%
Lamb Weston Holdings Inc	184,900	11,970,426
Personal Care Products - 1.6%
Estee Lauder Cos Inc/The Class A	405,200	40,394,388
Haleon PLC ADR (d)	13,760,236	145,583,297
Kenvue Inc	5,854,311	135,410,213
		321,387,898
Tobacco - 0.1%
Philip Morris International Inc	146,900	17,833,660
TOTAL CONSUMER STAPLES		944,786,541

Energy - 7.2%
Energy Equipment & Services - 0.1%
Tidewater Inc (a)	235,400	16,899,366
Oil, Gas & Consumable Fuels - 7.1%
Exxon Mobil Corp	9,991,218	1,171,170,574
Hess Corp	12,800	1,738,240
Shell PLC ADR	3,319,800	218,940,810
		1,391,849,624
TOTAL ENERGY		1,408,748,990

Financials - 15.6%
Banks - 10.7%
Bank of America Corp (g)	12,034,294	477,520,786
JPMorgan Chase & Co	924,771	194,997,213
M&T Bank Corp	456,820	81,368,778
PNC Financial Services Group Inc/The	1,084,121	200,399,767
US Bancorp	3,030,919	138,603,926
Wells Fargo & Co	18,087,789	1,021,779,201
		2,114,669,671
Capital Markets - 2.1%
Charles Schwab Corp/The	158,800	10,291,828
CME Group Inc Class A	19,900	4,390,935
KKR & Co Inc Class A	1,445,551	188,760,050
Moody's Corp	31,500	14,949,585
Morgan Stanley	254,924	26,573,278
MSCI Inc	11,300	6,587,109
Northern Trust Corp	1,614,946	145,393,588
Raymond James Financial Inc	106,903	13,091,341
		410,037,714
Financial Services - 2.4%
Corpay Inc (a)	69,600	21,768,096
Fidelity National Information Services Inc	129,900	10,879,125
Global Payments Inc	156,300	16,008,246
Mastercard Inc Class A	152,889	75,496,588
PayPal Holdings Inc (a)	373,900	29,175,417
Visa Inc Class A	1,178,493	324,026,651
		477,354,123
Insurance - 0.4%
Arthur J Gallagher & Co	127,500	35,874,674
Chubb Ltd	140,597	40,546,769
		76,421,443
TOTAL FINANCIALS		3,078,482,951

Health Care - 10.6%
Biotechnology - 0.5%
Alnylam Pharmaceuticals Inc (a)	165,850	45,613,726
Gilead Sciences Inc	140,800	11,804,672
Vaxcyte Inc (a)	432,100	49,376,067
		106,794,465
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	157,200	17,922,372
Becton Dickinson & Co	144,706	34,888,617
Boston Scientific Corp (a)	3,748,219	314,100,752
Masimo Corp (a)	95,300	12,706,349
Solventum Corp	223,718	15,597,619
		395,215,709
Health Care Providers & Services - 4.8%
Cardinal Health Inc	824,258	91,096,994
Cigna Group/The	659,711	228,550,279
CVS Health Corp	646,752	40,667,766
Guardant Health Inc (a)	390,000	8,946,600
Humana Inc	232,900	73,768,746
McKesson Corp	280,921	138,892,961
UnitedHealth Group Inc	604,181	353,252,547
		935,175,893
Life Sciences Tools & Services - 0.5%
Danaher Corp	293,900	81,710,078
Thermo Fisher Scientific Inc	13,200	8,165,123
		89,875,201
Pharmaceuticals - 2.8%
Bristol-Myers Squibb Co	2,923,060	151,239,124
Eli Lilly & Co	183,600	162,658,584
GSK PLC ADR	3,149,428	128,748,617
Johnson & Johnson	709,777	115,026,461
		557,672,786
TOTAL HEALTH CARE		2,084,734,054

Industrials - 15.3%
Aerospace & Defense - 8.5%
Boeing Co (a)	2,672,546	406,333,894
GE Aerospace (g)	5,812,506	1,096,122,382
General Dynamics Corp	203,360	61,455,392
Huntington Ingalls Industries Inc	147,250	38,929,955
Spirit AeroSystems Holdings Inc Class A (a)	1,955,082	63,559,716
Textron Inc	123,000	10,895,340
		1,677,296,679
Air Freight & Logistics - 1.3%
FedEx Corp	146,447	40,079,615
United Parcel Service Inc Class B	1,548,856	211,171,027
		251,250,642
Commercial Services & Supplies - 0.2%
ACV Auctions Inc Class A (a)	682,400	13,873,192
GFL Environmental Inc Subordinate Voting Shares	501,800	20,017,088
Veralto Corp	101,866	11,394,730
		45,285,010
Construction & Engineering - 0.0%
Centuri Holdings Inc	71,000	1,146,650
Electrical Equipment - 3.8%
Acuity Brands Inc	30,069	8,280,702
GE Vernova Inc (g)	1,837,326	468,481,383
Hubbell Inc	136,414	58,432,937
Regal Rexnord Corp	308,400	51,157,392
Vertiv Holdings Co Class A	1,622,100	161,382,729
		747,735,143
Ground Transportation - 0.3%
Knight-Swift Transportation Holdings Inc	1,077,015	58,104,959
Machinery - 1.0%
Allison Transmission Holdings Inc	258,300	24,814,881
Chart Industries Inc (a)(d)	163,000	20,234,820
Cummins Inc	91,900	29,756,301
Deere & Co	90,500	37,768,365
Fortive Corp	367,500	29,006,775
Nordson Corp	20,300	5,331,389
Otis Worldwide Corp	238,884	24,829,603
Stanley Black & Decker Inc	145,300	16,001,889
Westinghouse Air Brake Technologies Corp	103,585	18,828,645
		206,572,668
Professional Services - 0.1%
Equifax Inc	52,400	15,398,264
Trading Companies & Distributors - 0.1%
Watsco Inc	24,100	11,854,308
TOTAL INDUSTRIALS		3,014,644,323

Information Technology - 20.6%
IT Services - 0.3%
EPAM Systems Inc (a)	37,000	7,364,110
International Business Machines Corp	140,100	30,973,308
Twilio Inc Class A (a)	316,700	20,655,174
		58,992,592
Semiconductors & Semiconductor Equipment - 7.8%
Analog Devices Inc	162,738	37,457,405
Applied Materials Inc	323,102	65,282,759
Broadcom Inc	892,200	153,904,500
Lam Research Corp	66,400	54,187,712
Marvell Technology Inc	2,113,385	152,417,326
Micron Technology Inc	61,300	6,357,423
NVIDIA Corp (g)	7,593,700	922,178,928
QUALCOMM Inc	658,731	112,017,207
Teradyne Inc	217,000	29,062,810
		1,532,866,070
Software - 9.5%
Adobe Inc (a)	295,700	153,107,546
Autodesk Inc (a)	221,828	61,109,177
DoubleVerify Holdings Inc (a)	224,600	3,782,264
Elastic NV (a)	224,800	17,255,648
Intuit Inc (g)	81,100	50,363,100
Microsoft Corp	3,221,105	1,386,041,482
Oracle Corp	1,000,600	170,502,240
Salesforce Inc	91,500	25,044,465
Workday Inc Class A (a)	35,600	8,700,996
		1,875,906,918
Technology Hardware, Storage & Peripherals - 3.0%
Apple Inc	2,375,014	553,378,262
Dell Technologies Inc Class C	351,400	41,654,956
		595,033,218
TOTAL INFORMATION TECHNOLOGY		4,062,798,798

Materials - 0.6%
Chemicals - 0.2%
Air Products and Chemicals Inc	127,500	37,961,850
Sherwin-Williams Co/The	29,100	11,106,597
		49,068,447
Metals & Mining - 0.4%
Freeport-McMoRan Inc	1,313,642	65,577,009
TOTAL MATERIALS		114,645,456

Real Estate - 0.9%
Industrial REITs - 0.1%
Terreno Realty Corp	254,600	17,014,918
Residential REITs - 0.0%
Sun Communities Inc	50,300	6,798,045
Specialized REITs - 0.8%
American Tower Corp	265,981	61,856,541
Crown Castle Inc	671,500	79,660,045
Equinix Inc	4,422	3,925,100
		145,441,686
TOTAL REAL ESTATE		169,254,649

Utilities - 1.2%
Electric Utilities - 1.1%
Duke Energy Corp	71,400	8,232,420
Edison International	154,200	13,429,278
Entergy Corp	110,700	14,569,227
Southern Co/The (g)	1,969,600	177,618,528
		213,849,453
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	122,200	14,485,588
TOTAL UTILITIES		228,335,041

TOTAL UNITED STATES		17,568,393,532
ZAMBIA - 1.0%
Materials - 1.0%
Metals & Mining - 1.0%
First Quantum Minerals Ltd	14,704,000	200,481,911
TOTAL COMMON STOCKS (Cost $10,104,007,789)		19,162,702,130

Money Market Funds - 2.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.89	390,720,298	390,798,442
Fidelity Securities Lending Cash Central Fund (e)(f)	4.89	7,699,641	7,700,410
TOTAL MONEY MARKET FUNDS (Cost $398,498,852)			398,498,852

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $10,502,506,641)	19,561,200,982
NET OTHER ASSETS (LIABILITIES) - 0.7%	132,780,698
NET ASSETS - 100.0%	19,693,981,680

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Bank of America Corp	Chicago Board Options Exchange	6,007	23,835,776	43.00	10/18/24	(75,088)
Embraer SA ADR	Chicago Board Options Exchange	5,534	19,573,758	35.00	10/18/24	(788,595)
GE Aerospace	Chicago Board Options Exchange	2,092	39,450,936	210.00	11/15/24	(411,078)
GE Vernova Inc	Chicago Board Options Exchange	899	22,922,702	280.00	11/15/24	(858,545)
GE Vernova Inc	Chicago Board Options Exchange	899	22,922,702	220.00	10/18/24	(3,240,895)
GE Aerospace	Chicago Board Options Exchange	2,926	55,178,508	190.00	10/25/24	(1,799,490)
General Electric Co	Chicago Board Options Exchange	2,933	55,310,514	195.00	11/15/24	(1,803,795)
Interpublic Group of Companies Inc	Chicago Board Options Exchange	514	1,625,782	33.00	10/18/24	(11,565)
Intuit Inc	Chicago Board Options Exchange	44	2,732,400	690.00	10/18/24	(2,970)
Match Group Inc	Chicago Board Options Exchange	11,038	41,767,792	40.00	10/18/24	(342,178)
Meta Platforms Inc Class A	Chicago Board Options Exchange	1,058	60,564,152	575.00	10/18/24	(1,430,945)
Mohawk Industries Inc	Chicago Board Options Exchange	690	11,086,920	160.00	10/18/24	(369,150)
NVIDIA Corp	Chicago Board Options Exchange	3,785	45,965,040	145.00	10/25/24	(160,863)
Southern Co/The	Chicago Board Options Exchange	4,038	36,414,684	95.00	11/15/24	(272,565)
Walmart Inc	Chicago Board Options Exchange	1,105	8,922,875	72.00	10/18/24	(900,575)

						(12,468,297)
TOTAL WRITTEN OPTIONS						(12,468,297)

Legend

(a)	Non-income producing
(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $34,712,749 or 0.2% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $34,712,749 or 0.2% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $448,274,541.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	285,088,259	493,361,379	387,651,196	4,383,751	-	-	390,798,442	0.8%
Fidelity Securities Lending Cash Central Fund	33,071,211	55,506,702	80,877,502	19,947	-	-	7,700,411	0.0%
Total	318,159,470	548,868,081	468,528,698	4,403,698	-	-	398,498,853

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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